Accounting principles	6 Months Ended
Jun. 30, 2024
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Accounting principles

Note 2. Accounting principles

2.1 Basis for preparation

The Unaudited Interim Condensed Consolidated Financial Statements of Cellectis as of, and for the six-month period ended June 30, 2024 were approved by our Board of Directors on August 6, 2024.

The Interim Consolidated Financial Statements are presented in thousands of U.S. dollars. See Note 2.2.

The Interim Consolidated Financial Statements as of, and for the six-month period ended June 30, 2024 have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”).

The Interim Consolidated Financial Statements as of and for the six-month period ended June 30, 2024 have been prepared using the same accounting policies and methods as those applied for the year ended December 31, 2023, except as described below related to the new or amended accounting standards applied.

IFRS Accounting Standards include International Financial Reporting Standards (“IFRS”), International Accounting Standards (“the IAS”), as well as the interpretations issued by the Standards Interpretation Committee (“the SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”).

Application of new or amended accounting standards or new amendments

The following pronouncements and related amendments have been adopted by us from January 1, 2024 but had no significant impact on the Interim Consolidated Financial Statements:

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Amendments to IAS 1 regarding the classification of liabilities as current or non-current (issued in November 2022 and effective for the accounting periods as of January 1, 2024)
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Amendment to IFRS 16 to “clarify how a seller-lessee accounts for variable lease payments that arise in a sale-and-leaseback transaction” (issued in February 2023 and effective for the accounting periods as of January 1, 2024)
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Amendments to IAS 7 and IFRS 7 regarding the supplier finance arrangements (issued in May 2023 and effective for the accounting periods as of January 1, 2024)

Accounting standards, interpretations and amendments issued but not yet effective

The following pronouncements and related amendments are applicable for second quarter accounting periods beginning after January 1, 2025, or later, as specified below. The Group has not early adopted any of these pronouncements and amendments. We are currently evaluating if the adoption of these pronouncements and amendments will have a material impact on our results of operations, financial position, or cash flows:

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Amendments to IAS 21 regarding the lack of exchangeability of foreign currency (issued in August 2023 and effective for the accounting periods as of January 1, 2025)
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Amendments to IFRS 9 regarding the financial instruments and to IFRS 7 regarding the financial instruments: disclosures (issued in May 2024 and effective for the accounting periods as of January 1, 2026)
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IFRS 18 – Presentation and Disclosure in Financial Statements (issued in April 2024 and effective for the accounting periods as of January 1, 2027)
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IFRS 19 – Subsidiaries without Public Accountability: Disclosures (issued in May 2024 and effective for the accounting periods as of January 1, 2027)

Going concern

The Interim Condensed Consolidated Financial Statements were prepared on a going concern basis.

With cash and cash equivalents of $149.0 million and deposit of $119.0 million as of June 30, 2024, the Company believes its cash and cash equivalents and deposits will be sufficient to fund its operations into 2026 and therefore for at least twelve months following the unaudited interim condensed consolidated financial statements' publication.

Our assessment of the period of time through which our financial resources will be adequate to support our operations is a forward-looking statement and involves risks and uncertainties, and actual results could vary as a result of a number of factors. We have based this estimate on assumptions that may prove to be wrong, and we could use our available capital resources sooner than we currently expect or choose to revise our strategy to extend our cash runway.

2.2 Currency of the financial statements

The Interim Consolidated Financial Statements are presented in U.S. dollars, which differs from the functional currency of Cellectis, which is the euro. We believe that this presentation enhances the comparability with peers, which primarily present their financial statements in U.S. dollars.

All financial information (unless indicated otherwise) is presented in thousands of U.S. dollars.

The statements of financial position of consolidated entities having a functional currency different from the U.S. dollar are translated into U.S. dollars at the closing exchange rate (spot exchange rate at the statement of financial position date) and the statements of operations, statements of comprehensive income (loss) and statements of cash flows of such consolidated entities are translated at the average period to date exchange rate. The resulting translation adjustments are included in equity under the caption “Currency translation adjustment” in the Statements of Changes in Shareholders’ Equity.

2.3 Consolidated entities and non-controlling interests

Accounting policy

We control all the legal entities included in the consolidation for the applicable periods presented. An investor controls an investee when the investor is exposed to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Control requires power, exposure to variability of returns and a linkage between the two.

To have power, the investor needs to have existing rights that give it the current ability to direct the relevant activities that significantly affect the investee’s returns.

In order to ascertain control, potential voting rights which are substantial are taken into consideration.

Consolidation of an entity as a subsidiary begins when the Group obtains control over the entity and ceases when the Group loses control of the entity.

All intra-Group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full in the consolidation.

Investments in associates

Associates are entities in which the Group has significant influence in respect of financial and operating policy decisions, but not control. Significant influence is assessed through voting rights and other qualitative factors.

Investments in associates are accounted for under the equity method and are initially recognized at cost.

The consolidated financial statements include the Group’s share of the total comprehensive income of associates from the date when significant influence is obtained until the date it ceases.

If the Group’s share of losses exceeds its equity interest, the carrying amount of investments consolidated under the equity method is reduced to zero and the Group ceases to recognize its share of additional losses unless the Group has a legal or constructive obligation to bear a portion of additional losses or to make payments on behalf of the associate.

2.4 Accounting treatment of significant transactions affecting the period

We present in this Note 2.4 the accounting treatment applied in the condensed consolidated financial statements of Cellectis as of December 31, 2023 and for the six-months period ended June 30, 2024 concerning the collaboration and investment agreements entered into with AstraZeneca Holdings B.V. ("AZ Holdings") and AstraZeneca Ireland Limited ("AZ Ireland") and, together with AZ Holdings and their respective affiliates, "AstraZeneca". The purpose of this Note 2.4 is to bring together information on these transactions and their accounting treatment in the Group's financial statements. It is supplemented by information on the specific financial statement items impacted by these transactions in the notes to the financial statements dedicated to these items hereafter.

On November 1, 2023, Cellectis and AstraZeneca announced that they entered into a Joint Research and Collaboration Agreement (the “AZ JRCA”) and an Initial Investment Agreement ("IIA").

Pursuant to the AZ JRCA, AZ Ireland and Cellectis agreed to collaborate to develop up to 10 novel cell and gene therapy candidate products, selected from a larger pool of potential targets identified by AZ Ireland, for human therapeutic, prophylactic, palliative, and analgesic purposes. Each party will be responsible for performing research and development activities based on research plans (each a "Research Plan") to be agreed upon throughout the initial five-year collaboration term under the AZ JRCA.

Pursuant to the IIA, AZ Holdings made an initial equity investment of $80 million in Cellectis by subscribing to 16,000,000 ordinary shares at a price of $5.00 per share (the “Initial Investment”). Following the Initial Investment, AZ Holdings owned approximately 22% of the share capital and 21% of the voting rights of the Company.

Following this first equity investment of AZ Holdings on November 14, 2023, Cellectis and AZ Holdings signed the SIA for an additional equity investment of $140 million ("the Subsequent Investment") by AZ Holdings that was subject to the fulfilment of certain closing conditions. The additional investment was made by way of subscription of 10,000,000 “class A” convertible preferred shares and 18,000,000 “class B” convertible preferred shares, in each case at a price of $5.00 per share. Both classes of preferred shares benefit from a liquidation preference and are convertible into ordinary shares with the same rights as the outstanding ordinary shares on a one-for-one basis. This additional investment was completed on May 3, 2024.

Analysis of the Joint Research Collaboration Agreement

In addition to an upfront payment of $25 million made by AZ Ireland to Cellectis under the AZ JRCA, AZ Ireland agreed to reimburse Cellectis for its budgeted research costs associated with targets identified under the AZ JRCA. Cellectis is also eligible to receive an option exercise fee and development, regulatory and sales-related milestone payments, ranging from $70 million up to $220 million, per each of the 10 candidate products, plus tiered royalties, which may range from mid-single to low-double digits, based on the sale of Licensed Products (as defined in the AZ JRCA).

As part of our analysis of the AZ JRCA under IFRS 15 requirements, we concluded that the $25 million upfront payment is to be included in the transaction price at contract inception and allocated to each research activity performance on a reasonable basis.

On March 4, 2024, AZ Ireland and Cellectis approved the first Research Plan under the AZ JRCA. As a result of this milestone, Cellectis is entitled, pursuant to the AZ JRCA, to receive the corresponding $10 million milestone payment. Based on our measurement of the progress of our performance obligation, this milestone payment has been recognized in the amount of $1.5 million in revenue in the six-month period ended June 30, 2024, with the residual amount classified as deferred income as of June 30, 2024.

Interdependence of the Initial Investment Agreement and the Subsequent Investment Agreement with the AZ JRCA

The IIA and the AZ JRCA were both signed on November 1, 2023, and the SIA was subsequently signed on November 14, 2023. The IIA, SIA and AZ JRCA were negotiated concurrently, and the execution of the IIA was a condition to the signing of the AZ JRCA. In addition, for both the IIA and the SIA, the price per share pursuant to such agreements was set at a level significantly higher than the quoted market price for the Company’s ordinary shares at their respective signing dates.

Considering all these factors, we concluded that in accordance with IFRS Accounting Standards and for accounting purposes only, the IIA, SIA and AZ JRCA are accounted for as a single transaction as they were not negotiated based upon independently based market conditions.

Therefore, in accordance with applicable accounting standards, we allocated a portion of the proceeds received from AZ Holdings under the IIA and the initial fair value of the derivative recognized for the SIA to the AZ JRCA as additional consideration for the services to be rendered under the AZ JRCA, which is recorded as deferred revenue.

To estimate the portion of the share purchase price that exceeds fair value, we first assessed the fair value of both investment agreements at the date of initial recognition (i.e., on November 1, 2023 for the IIA and on November 14, 2023 for the SIA) and allocated to the AZ JRCA a portion of the share purchase proceeds equal to the difference between this initial fair value determination and the transaction price, i.e. the proceeds. As the proceeds from the SIA were zero at inception on November 14, 2023, the initial fair value of the SIA is allocated in full to the AZ JRCA.

The fair value of the IIA at the initial recognition date was determined on the basis of Cellectis' share price at the date of signature, as follows:

As of November 1, 2023
Number of shares issued	16,000,000
Spot share price (in €)	2.63
Spot foreign exchange rate	1.05
Fair value of shares in $ thousands	44,272
Proceeds received in $ thousands	80,000
Proceeds reallocated to the JRCA in $ thousands	35,728

The valuation method and parameters used to estimate the fair value of the SIA at initial recognition date is detailed in the section "Accounting treatment of the Subsequent Investment Agreement" below. The initial fair value of the SIA was $48.4 million.

In accordance with applicable IFRS standards, we allocated $35.7 million of the proceeds received from the sale of ordinary shares pursuant to the IIA to the AZ JRCA and $48.4 million, representing the fair value of the derivative pursuant to the SIA to the AZ JRCA.

As the additional consideration is fixed from the inception of the IIA and SIA, it is reflected in the AZ JRCA transaction price from inception and recorded as deferred revenue totaling $84.1 million. The corresponding income will be recognized as revenue in profit and loss, in accordance with the characteristics of AZ JRCA performance obligations, when satisfied.

Accounting treatment of the Subsequent Investment Agreement

At the signing date of the SIA, the closing of this additional equity investment was subject to:

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the approval of the extraordinary general meeting of the shareholders of Cellectis. The meeting was held on December 22, 2023 and approved the creation of the convertible preferred shares “class A” and “class B” and the delegation of share capital increase to the Board of Directors,
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clearance of such investment from the French Ministry of Economy according to the foreign direct investment French regulations, and
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other customary closing conditions.

This contract meets all derivatives criteria and shall therefore be recognized according to the principles of IFRS 9, under which the derivative instrument is recognized at its fair value with any subsequent change of fair value recognized in profit and loss.

This additional investment was completed on May 3, 2024. The cash received has been recognized on the balance sheet, the derivative has been derecognized, and any difference between the cash received and the fair value of the derivative at closing date has been recognized against share premium and share capital.

Valuation of the derivative

On November 14, 2023, the execution of the SIA constituted a commitment by AZ Holdings and did not constitute a firm commitment by Cellectis to deliver the shares, as completion of the transaction remained subject to conditions precedent, including the approval by the Cellectis shareholders general meeting. The shareholders general meeting called to vote on this transaction was held on December 22, 2023, and the Company requested-matters were approved.

Based on these facts, we value the SIA at initial recognition as a put option held by Cellectis with a maturity on the date of the shareholders general meeting. From the date of approval at Cellectis' shareholders general meeting, we value the SIA as a forward sale of new shares, with a maturity on the expected date of completion of the investment. The absence of dividends and the short residual maturity of the forward sale make the two types of instruments economically similar and this distinction has limited impact on the valuation.

The fair value of the derivative is estimated as follows:

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Based on the expected maturity of the derivative by management, we estimated fair value conditional on completion of the transaction using a valuation model with observable inputs, such as the Cellectis share price, risk-free rate and forward exchange rate. The inputs are detailed in the table below.
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We applied to this conditional fair value a weighting based on management's estimate of the probability of the transaction being completed (i.e. of the remaining conditions precedent being fulfilled). To estimate this probability of occurrence, we have estimated for each condition precedent the probability that it will be fulfilled on the basis of empirical, qualitative and quantitative criteria at each valuation date.

Given the absence of significant movement in the share price on and after November 14, 2023, we consider that the market was already anticipating this investment on November 14, 2023, and consequently that valuations should not be adjusted for dilutive effects.

As the valuation is based on both observable and unobservable inputs (mainly the probability of investment completion and the expected life of the derivative), this is a level 3 instrument under the IFRS 13 fair value hierarchy.

At initial recognition on November 14, 2023, as of December 31, 2023 and as of May 3, 2024 (i.e. the closing date of the SIA), assumptions used and estimated fair value are as follows:

	As of November 14, 2023	As of December 31, 2023	As of May 3, 2024
Number of shares to be issued	28,000,000	28,000,000	28,000,000
Subscription price (in $)	5.00	5.00	5.00
Expected life of derivative (in years)	0.11	0.25	0.00
Spot share price (in €)	2.33	2.76	2.76
Foreign exchange rate	1.09	1.10	1.07
Risk-free rate at maturity	5.7%	5.5%	n.a.
Volatility	119.6%	n.a.	n.a.
Probability of transaction completion	72.0%	81.0%	100.0%
Fair value in $ thousands	48,365	42,694	56,970

At initial recognition, the fair-value measurement of the derivative is $48.4 million. The fair value of this instrument has been remeasured on December 31, 2023 and on May 3, 2024 and respectively amounts to $42.7 million and $57.0 million. The difference in fair value measurement of $14.3 million between December 31, 2023 and May 3, 2024 has been recognized in financial income in profit and loss in the six-month period ended June 30, 2024. The fair value of the derivative has been fully derecognized in the six-month period ended June 30, 2024.

Analysis of Cellectis' performance obligations under the Joint Research Collaboration Agreement

We consider Cellectis renders two promises under each of the Research Plans. In particular, Cellectis and AZ Ireland enter into (i) a service component in the form of delegated research activities, and (ii) a license component in the form of an option to license over the intellectual property created as part of the AZ JRCA, granted by Cellectis to AZ Ireland if AZ Ireland exercises its option. Both components are essential and highly inter-related.

The combined performance obligation is satisfied over time because, subject to the terms of the AZ JRCA, AZ Ireland has an exclusive right over intellectual property created as part of each Research Plan. As a consequence, Cellectis would not have right over such intellectual property and therefore no alternative use outside of the performance of the Research Plan, and Cellectis has an enforceable right to payment for performance completed to date.

Cellectis’ obligation to generate intellectual property over which AZ Ireland will have exclusive right is limited to the Research Plan activities and there will be no further research activities after completion of each Research Plan. Therefore, the combined performance obligation under a Research Plan is satisfied over the Research Plan term, i.e. over the period during which Cellectis will render the research activities.

Under each Research Plan, we will measure the progress of our performance obligations based on research costs incurred in relation to the total costs budgeted for that Research Plan.

We are allocating upfront payments totaling $109.1 million, i.e. the AZ JRCA upfront payment of $25 million, the IIA upfront payment of $35.7 million and the SIA upfront payment of $48.4 million, to each of the Research Plans on a reasonable basis.

We will evaluate the transaction price allocated to each Research Plan at each period-end, including variable elements in the transaction price only if it is highly probable that a significant reversal will not occur, and taking into account the share of upfront payments allocated to each Research Plan. We will apply to this total the percentage of completion determined as described above to determine the revenue to be recognized in profit and loss for each Research Plan.